ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	December 31, 2018	December 31, 2017
Trade payables	$165,220	$173,647
Accrued liabilities	23,919	26,753
	$189,139	$200,400